TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables

Trade and other receivables consisted of the following items as of December 31:

	2025	2024
Trade receivables (gross)	54	55
Expected credit losses	(18)	(15)
Trade receivables (net)	36	40

Other receivables, net of expected credit losses allowance	1	—
Total trade and other receivables	37	40

Schedule of Movements in the Allowance for Expected Credit Losses

The following table summarizes the movement in the allowance for expected credit losses for the year ended December 31:

	2025	2024
Balance as of January 1	15	14
Accruals for expected credit losses	2	3
Foreign currency translation adjustment	—	(1)
Other movements	1	(1)
Balance as of December 31	18	15

Schedule of Aging of Trade Receivables

Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2025
Expected loss rate, %	3%	0%	33%	100%	—
Trade receivables	31	4	3	16	54
Expected credit losses	(1)	—	(1)	(16)	(18)
Trade receivables, net	30	4	2	—	36
		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2024
Expected loss rate, %	3%	0%	33%	100%	—
Trade receivables	35	4	3	13	55
Expected credit losses	(1)	—	(1)	(13)	(15)
Trade receivables, net	34	4	2	—	40